Financial Result - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Result
Fair value changes of convertible loans included in finance expense	€ 15,222
Fair value changes of convertible loans included in finance income		€ 516
Fair value changes of promissory notes included in finance income	€ 58